VARIABLE INTEREST ENTITIES (Details) $ in Thousands			12 Months Ended
	Aug. 15, 2014 USD ($) item	Nov. 01, 2013 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 19, 2014 USD ($) property
Variable Interest Entities
Outstanding Principal			$ 1,133,842	$ 1,395,281
Loans held for investment related to consolidated VIE			483,572	848,224
Issuer
Variable Interest Entities
Preferred equity fully funded amount	$ 32,700
Primary beneficiary
Carrying value and the maximum exposure of unconsolidated VIEs
Maximum exposure to loss			168,800	168,800
Not primary beneficiary
Carrying value and the maximum exposure of unconsolidated VIEs
Carrying value			55,144	38,982
Maximum exposure to loss			55,704	39,608
Offered Certificates
Variable Interest Entities
Aggregate principal amount			61,900	219,000
Principal amount of certificates retained by wholly owned subsidiary of the entity		$ 98,800
Offered Notes
Variable Interest Entities
Interest expense			7,600	9,100
Offered Notes | Issuer
Variable Interest Entities
Aggregate principal amount			$ 193,400	$ 308,700
Principal amount of certificates retained by wholly owned subsidiary of the entity	37,400
Outstanding Principal	$ 346,100
Depositor | Commercial Mortgage Pass-Through Certificates (the "Certificates")
Variable Interest Entities
Aggregate principal amount		$ 493,800
Number of adjustable rate participation interests (the "Trust Assets") in commercial mortgage loans contributed in connection with securitization | item		18
Number of properties collateralized for mortgage loan | item		27
ACRC Lender LLC | Offered Notes
Variable Interest Entities
Number of properties collateralized for mortgage loan | item	15
Collateral amount	$ 378,800
ACRC KA Investor LLC
Variable Interest Entities
Preferred equity fully funded amount					$ 170,000
Number of properties | property					22
Controlling financial interest held by parent			51.00%	54.30%
Controlling financial interest held by third party institutional investors			49.00%	45.70%
Fixed rate of return on investment					0.1095
Holdco
Variable Interest Entities
Loans held for investment related to consolidated VIE			$ 93,900	$ 168,400
Holdco | Primary beneficiary
Carrying value and the maximum exposure of unconsolidated VIEs
Maximum exposure to loss			$ 48,500	$ 92,400